Cash and Cash Equivalents Disclosure (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Cash and Cash Equivalents [Table Text Block]
	06 - 30 - 2015	12 - 31 - 2014
Total cash and cash equivalents	10,851	11,142
Short term investments	1,000	1,000
Total cash and cash equivalent and short term investments	11,851	12,142